INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		$ 1,666	$ 4,872
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	[1]	1,562	4,823
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		$ 104	$ 49

[1]	Bringg Delivery Technologies Ltd ("Bringg"). is an Israeli start-up company developing solutions for management of mobile/field workforce